Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows From Operating Activities
Net loss	$ (61,519)	$ (50,861)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Realized loss on RMBS, available-for-sale, net	19,312	0
Unrealized loss on investments in Servicing Related Assets	110,878	71,217
Realized loss on investments in MSRs, net	11,347	0
Realized loss on acquired assets, net	502	0
Realized loss on derivatives, net	14,198	7,841
Unrealized (gain) loss on derivatives, net	(47,619)	12,091
Realized gain on TBA dollar rolls, net	(1,927)	(643)
Amortization of premiums on RMBS, available-for-sale	7,470	4,794
Amortization of deferred financing costs	288	501
LTIP-OP Unit awards	571	516
Changes in:
Receivables and other assets, net	(7,435)	(1,488)
Due to affiliates	(120)	643
Accrued interest on derivatives, net	(3,025)	(3,105)
Dividends payable	(2,048)	(1,478)
Accrued expenses and other liabilities, net	(11,034)	(3,810)
Net cash provided by operating activities	29,839	36,218
Cash Flows From Investing Activities
Purchase of RMBS	(580,466)	(423,208)
Principal paydown of RMBS	151,507	93,701
Proceeds from sale of RMBS	1,406,447	0
Proceeds from sale of MSRs	15,831	0
Acquisition of MSRs	(24,783)	(50,009)
Purchase of derivatives	(890)	(393)
Proceeds from settlement of derivatives	42,567	7,470
Net cash provided by (used in) investing activities	1,010,213	(372,439)
Cash Flows From Financing Activities
Borrowings under repurchase agreements	4,510,387	3,454,895
Repayments of repurchase agreements	(5,452,707)	(3,110,976)
Proceeds from derivative financing	(11,446)	(16,566)
Proceeds from bank loans	18,204	10,782
Principal paydown of bank loans	(53,701)	(16,799)
Dividends paid	(16,141)	(20,879)
LTIP-OP Units distributions paid	(169)	(269)
Conversion of OP units	(76)	(103)
Issuance of common stock, net of offering costs	3,481	4,020
Issuance of preferred stock, net of offering costs	0	49,642
Repurchase of common stock	(1,748)	0
Net cash provided by (used in) financing activities	(1,003,916)	353,747
Net Increase in Cash, Cash Equivalents and Restricted Cash	36,136	17,526
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	91,708	40,019
Cash, Cash Equivalents and Restricted Cash, End of Period	127,844	57,545
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	15,429	21,948
Cash paid during the period for income taxes	5	213
Supplemental Schedule of Non-Cash Investing and Financing Activities
Dividends declared but not paid	6,720	10,369
Purchase of RMBS, settled after period end	$ 35,898	$ 0